Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	$ 1,360,224	$ 1,812,738
Intangible assets	91,757,382	1,184,773
Goodwill		600,000
Investment in a joint venture		619,690
Right-of-use assets	207,811	142,291
Deferred tax assets	844	1,384
Total non-current assets	93,326,261	4,360,876
Current assets
Trade and other receivables	9,504,156	6,289,768
Accrued government grants	588,863	822,073
Contract assets	5,667,727	1,406,015
Amount due from related parties	838,301	346,961
Cash and bank balances	14,150,721	6,239,080
Current assets	30,749,768	15,103,897
TOTAL ASSETS	124,076,029	19,464,773
Equity
Share capital	6,686	2,971
Share premium	262,286,166	125,606,786
Share-based payment reserves	64,621	415,573
Accumulated losses	(202,503,268)	(138,948,686)
Equity surplus / (deficit) attributed to equity holders of the Parent	59,854,205	(12,923,356)
Non-controlling interests	(1,212,877)	(1,174,911)
Total Equity surplus / (deficit)	58,641,328	(14,098,267)
Non-current liabilities
Provision for employees’ end-of-service benefits	1,555,425	831,277
Lease liabilities	213,218	58,437
Convertible Notes	12,047,667
Embedded derivatives	609,320
Government grants		372,371
Total non-current liabilities	14,425,630	1,262,085
Current liabilities
Trade and other payables	26,407,278	26,204,360
Government grants	410,611	132,948
Contract liabilities	3,979,613	3,458,753
Amount due to shareholders and related parties	19,085,131	1,097,497
Warrant liabilities	538,827	1,137,946
Income tax payable	551,987	156,991
Bank overdrafts	9,929	7,395
Lease liabilities	25,695	105,065
Total current liabilities	51,009,071	32,300,955
Total liabilities	65,434,701	33,563,040
TOTAL EQUITY AND LIABILITIES	$ 124,076,029	$ 19,464,773